Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Year ended December 31, 2013
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(2,917)	$1,346	$(1,571)	$-	$(1,571)
Reclassification adjustments	25,449	(7,393)	18,056	-	18,056
Total other comprehensive income (loss) relating to cash flow hedges	22,532	(6,047)	16,485	-	16,485
Foreign-currency translation adjustment	(112,395)	-	(112,395)	(2,044)	(114,439)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	39,571	(17,828)	21,743	-	21,743
Reclassification adjustments	25,418	(9,725)	15,693	-	15,693
Total other comprehensive income (loss) relating to defined benefit pension plans	64,989	(27,553)	37,436	-	37,436
Other comprehensive income (loss)	$(24,874)	$(33,600)	$(58,474)	$(2,044)	$(60,518)

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	For the years ended December 31,
	2013	2012	2011
(Gain) Loss related to cash flow hedges
Interest rate contracts	$28,111	$23,779	$5,946	Interest income/expense
foreign exchange contracts	(3,251)	(5,414)	(4,262)	Costs of Revenue
foreign exchange contracts	589	582	-	Interest income/expense
	25,449	18,947	1,684	Total before tax
	(7,393)	(4,968)	(796)	Tax expense or benefit
	$18,056	$13,979	$888	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Actuarial (gains) losses	$25,418	$18,334	$8,737	(1)
	25,418	18,334	8,737	Total before tax
	(9,725)	(7,189)	(3,342)	Tax expense or benefit
	$15,693	$11,145	$5,395	Net of tax
Total reclassifications for the period	$33,749	$25,124	$6,283	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 12 for additional details).